Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information Of Acquired Assets And Assumed Liabilities At The Date Of The Acquisition [Abstract]
Summary of Acquired Assets and Assumed Liabilities at the Date of the Acquisition
The valuation of acquired assets and assumed liabilities at the date of the acquisition, include the following:

Net assets acquired	Amount
	(In thousands)
Cash and cash equivalents	R$	1,172,874
Trade accounts receivable and other current assets		172,054
Other assets, net		240,292
Purchased intangible assets		1,182,628
Goodwill		1,994,493

Total assets acquired		4,762,341
Total liabilities assumed		(522,344)

Net assets acquired	R$	4,239,997

Summary of Fair Value of Consideration Exchange
The following table summarizes the fair value of consideration exchanged to complete the acquisition of BVS:

Fair value of consideration	Amount
	(In thousands)
Cash transferred (1)	R$	2,489,994
Equifax do Brasil common shares issued (2)		863,779
Equifax Brazilian Depositary Receipts (“Equifax BDRs”) issued (3)		465,319
Fair value of 9.95% investment		420,905

Total value of consideration	R$	4,239,997

(1)	The cash transferred represents the actual cash transferred as part of the transaction.
(2)	The fair value of the 2,171,613 Equifax do Brasil common shares issued was determined based on the offer price for the outstanding BVS shares.
(3)	One Equifax BDR represents one share of Equifax Inc. common stock. The fair value of the 479,725 Equifax BDRs issued was determined based on the share price of Equifax Inc. as of August 7, 2023.